Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes

12. Income Taxes

The Company joins with the Corporation and its other subsidiaries (the “Allstate Group”) in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company’s annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.

Tax Legislation

On December 22, 2017, the Tax Legislation became effective and impacted the Company generally in three areas:

1. Amended the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduced the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018. As a result, the corporate tax rate is not comparable between periods.

2. Contained several other provisions, such as limitations of deductibility of meals and entertainment and lobbying expenses and changes to the dividends received deduction.

3. Affected the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.

The Company recorded a net tax benefit of $102.5 million, recognized as a reduction to income tax expense in the Company’s Statements of Operations and Comprehensive Income for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities from 35% to 21%. The Company’s effective income tax rate benefit for 2017 was 29.7% and included this one-time benefit of 65.1%.

During 2018, the impact of the Tax Legislation was adjusted from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company previously made and guidance that was issued resulting in a net tax benefit of $2.2 million, recognized as a reduction to income tax expense in the Company’s Statements of Operations and Comprehensive Income. The accounting for income tax effects of the Tax Legislation has been completed.

The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2015 and 2016 federal income tax returns, with the 2017 tax year exam scheduled to begin mid-2019. The 2015-2017 cycle is expected to be completed in 2020. The 2013 and 2014 federal income tax return audit is complete through the exam phase and is expected to be completed in 2019. Any adjustments that may result from IRS examinations of the Allstate Group’s tax return are not expected to have a material effect on the financial statements.

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements.

The Company had no liability for unrecognized tax benefits as of December 31, 2018, 2017 or 2016, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2018	2017
Deferred tax assets
Accrued liabilities	$25	$25
Other assets	5	5

Total deferred tax assets	30	30
Deferred tax liabilities
Investments	(75,864)	(66,807)
Life and annuity reserves	(32,450)	(28,526)
DAC	(18,713)	(19,240)
Unrealized net capital gains	(15,178)	(37,520)
Unrealized foreign currency translation adjustments on limited partnerships	(573)	(552)
Other liabilities	(858)	(1,111)

Total deferred tax liabilities	(143,636)	(153,756)

Net deferred tax liability	$(143,606)	$(153,726)

Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

The components of income tax expense (benefit) for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Current	$11,257	$12,837	$9,694
Deferred	1,570	(59,572)	18,314

Total income tax expense (benefit)	$12,827	$(46,735)	$28,008

The Company paid income taxes of $16.0 million, $6.8 million and $9.6 million in 2018, 2017 and 2016, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2018	2017	2016
Statutory federal income tax rate - expense	21.0%	35.0%	35.0%
State income taxes	5.4	0.7	1.2
Tax Legislation benefit	(3.9)	(65.1)	—
Other	(0.4)	(0.3)	(0.9)

Effective income tax rate - expense (benefit)	22.1%	(29.7)%	35.3%